MORTGAGES PAYABLE (Tables)	12 Months Ended
Jul. 31, 2025
Debt Disclosure [Abstract]
Schedule of mortgages payable
			Years Ended July 31,
	Current Annual Interest Rate	Final Payment Date	2025	2024
Bond St. building, Brooklyn, NY (1)	4.375%	12/1/2024	$—	$497,045
Fishkill building (2)	3.980%	4/1/2040	3,235,561	3,393,720
Deferred financing costs			—	(16,519)
Net			$3,235,561	$3,874,246

(1)	In November 2019, the Company refinanced the remaining balance of a $6,000,000, 3.54% interest rate loan with another bank for $5,255,920 plus an additional $144,080 for a total of $5,400,000. The interest rate on the new loan is fixed at 4.375%. The loan was self-liquidating over a period of five years and was secured by the Nine Bond Street land and building in Brooklyn, New York. This loan was paid off in December 2024.

(2)	In March 2020, the Company obtained a loan with a bank in the amount of $4,000,000 to finance renovations and brokerage commissions relating to space leased to a community college at the Fishkill, New York building. The loan is secured by the Fishkill, New York land and building; amortized over a 20-year period with an interest rate of 3.98%. Effective any time after

April 1, 2025 through April 1, 2040, the bank may demand a balloon payment for the full amount outstanding. Although the interest rate is currently favorable, the company may choose to refinance the mortgage after April 1, 2025; however, the bank is under no obligation to refinance if or when the balloon payment comes due upon demand.

Schedule of interest expense, net of capitalized interest
	Year Ended July 31
	2025	2024
Interest expense	$(152,009)	$(221,902)
Capitalized interest	84,265	85,610
Interest expense, net of capitalized interest	$(67,744)	$(136,292)

Schedule of long-term mortgages outstanding
Fiscal Year:	Amount
*2026	$164,570
2027	171,241
2028	178,182
2029	185,404
2030	192,920
After 2030	2,343,244
Total	$3,235,561
*	Contractual payments do not include balloon payment disclosed in (2) above. As of October 23, 2025, the bank has not communicated any intent to accelerate repayment.